As filed with the Securities and Exchange Commission on March 28, 2025

Securities Act Registration No. 333-258986
Investment Company Act Registration No. 811-23731

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 61

and

REGISTRATION STATEMENT

UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 64

BONDBLOXX ETF TRUST

(Exact Name of Registrant as Specified in Declaration of Trust)

700 Larkspur Landing Circle, Suite 250

Larkspur, CA 94939

(800) 896-5089

Name and Address of Agent for Service

BondBloxx Investment Management Corporation

700 Larkspur Landing Circle, Suite 250

Larkspur, CA 94939

Copy to:

Edward Baer

Ropes & Gray LLP

Three Embarcadero Center

San Francisco, CA 94111

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on April 29, 2025 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 61 to the Registration Statement of BondBloxx ETF Trust on Form N-1A (File No. 333-258986) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “Securities Act”), for the purpose of delaying, until April 29, 2025, the effectiveness of Post-Effective Amendment No. 21 to the Registration Statement as it relates to BondBloxx Global Inflation-Linked Bond ETF, as filed in Post-Effective Amendment No. 21 on September 1, 2023, pursuant to paragraph (a) of Rule 485 under the Securities Act.

This Post-Effective Amendment No. 61 incorporates by reference the information contained in Parts A and B of Post-Effective Amendment No. 21 to the Registrant’s Registration Statement. Part C is filed herewith.

PART C: OTHER INFORMATION

ITEM 28.	EXHIBITS

(a)	(1)	Certificate of Trust of BondBloxx ETF Trust (the “Trust” or the “Registrant”) dated August 17, 2021, incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on August 20, 2021.

(2)	Agreement and Declaration of Trust dated August 17, 2021, incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on August 20, 2021.

(3)	Amended and Restated Agreement and Declaration of Trust dated November 22, 2021, incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A filed on December 8, 2021.

(b)	Bylaws

(1)	Bylaws of the Registrant dated August 17, 2021, incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on August 20, 2021.

(c)	Not applicable.

(d)	Management Contracts

(1)	Investment Advisory Agreement between the Trust and BondBloxx Investment Management LLC on behalf of each of BondBloxx USD High Yield Bond Industrial Sector ETF, BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF, BondBloxx USD High Yield Bond Healthcare Sector ETF, BondBloxx USD High Yield Bond Financial & REIT Sector ETF, BondBloxx USD High Yield Bond Energy Sector ETF, BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF and BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF, incorporated by reference to Post-Effective Amendment No. 36 to the Registrant’s Registration Statement on Form N-1A filed on February 28, 2024.

(2)	Investment Advisory Agreement between the Trust and BondBloxx Investment Management Corporation (“BIM”) on behalf of each of BondBloxx USD High Yield Bond Industrial Sector ETF, BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF, BondBloxx USD High Yield Bond Healthcare Sector ETF, BondBloxx USD High Yield Bond Financial & REIT Sector ETF, BondBloxx USD High Yield Bond Energy Sector ETF, BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF and BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF, incorporated by reference to Post-Effective Amendment No. 36 to the Registrant’s Registration Statement on Form N-1A filed on February 28, 2024.

(3)	Investment Advisory Agreement between the Trust and BIM on behalf of each of BondBloxx BB Rated USD High Yield Corporate Bond ETF, BondBloxx B Rated USD High Yield Corporate Bond ETF and BondBloxx CCC Rated USD High Yield Corporate Bond ETF, incorporated by reference to Post-Effective Amendment No. 36 to the Registrant’s Registration Statement on Form N-1A filed on February 28, 2024.

(4)	Investment Advisory Agreement between the Trust and BIM on behalf of BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF, incorporated by reference to Post-Effective Amendment No. 36 to the Registrant’s Registration Statement on Form N-1A filed on February 28, 2024.

(5)	Investment Advisory Agreement between the Trust and BIM on behalf of each of BondBloxx Bloomberg Six Month Target Duration US Treasury ETF, BondBloxx Bloomberg One Year Target Duration US Treasury ETF, BondBloxx Bloomberg Two Year Target Duration US Treasury ETF, BondBloxx Bloomberg Three Year Target Duration US Treasury ETF, BondBloxx Bloomberg Five Year Target Duration US Treasury ETF, BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF, BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF, and BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF, incorporated by reference to Post-Effective Amendment No. 36 to the Registrant’s Registration Statement on Form N-1A filed on February 28, 2024.

(6)	Investment Advisory Agreement between the Trust and BIM on behalf of BondBloxx High Yield Bond Sector Rotation ETF, incorporated by reference to Post-Effective Amendment No. 14 to the Registrant’s Registration Statement on Form N-1A filed on April 6, 2023.

(7)

Investment Sub-Advisory Agreement among BondBloxx ETF Trust, BondBloxx Investment Management Corporation, and Delaware Investments Fund Advisers, incorporated by reference to Post-Effective Amendment No. 36 to the Registrant’s Registration Statement on Form N-1A filed on February 28, 2024.

(8)

Investment Advisory Agreement between the Trust and BIM on behalf of each of BondBloxx BBB Rated 1-5 Year Corporate Bond ETF, BondBloxx BBB Rated 5-10 Corporate Bond ETF and BondBloxx BBB Rated 10+ Year Corporate Bond ETF, incorporated by reference to Post-Effective Amendment No. 32 to the Registrant’s Registration Statement on Form N-1A filed on January 16, 2024.

(9)	Investment Advisory Agreement between the Trust and BIM on behalf of BondBloxx IR+M Tax-Aware Short Duration ETF, incorporated by reference to Post-Effective Amendment No. 37 to the Registrant’s Registration Statement on Form N-1A filed on March 5, 2024.

(10)

Investment Sub-Advisory Agreement among Income Research + Management, BIM and the Trust on behalf of BondBloxx IR+M Tax-Aware Short Duration ETF, incorporated by reference to Post-Effective Amendment No. 37 to the Registrant’s Registration Statement on Form N-1A filed on March 5, 2024.

(11)	Investment Advisory Agreement between the Trust and BIM on behalf of each of BondBloxx IR+M Tax-Aware ETF for California Residents, BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents and BondBloxx IR+M Tax-Aware ETF for New York Residents, incorporated by reference to Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A filed on June 17, 2024.

(12)	Amended and Restated Investment Sub-Advisory Agreement among Income Research + Management, BIM and the Trust on behalf of each of BondBloxx IR+M Tax-Aware ETF for California Residents, BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents and BondBloxx IR+M Tax-Aware ETF for New York Residents, filed herewith.

(13)	Investment Advisory Agreement between the Trust and BIM on behalf of BondBloxx Private Credit CLO ETF, incorporated by reference to Post-Effective Amendment No. 59 to the Registrant’s Registration Statement on Form N-1A filed on February 28, 2025.

(14)	Investment Advisory Agreement between the Trust and BIM on behalf of BondBloxx IR+M Tax-Aware Intermediate Duration ETF, incorporated by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement on Form N-1A filed on March 5, 2025.

(15)	Investment Sub-Advisory Agreement among Income Research + Management, BIM and the Trust on behalf of BondBloxx IR+M Tax-Aware Intermediate Duration ETF, incorporated by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement on Form N-1A filed on March 5, 2025.

(16)	Investment Sub-Advisory Agreement among the Trust, BIM, and Delaware Investments Fund Advisers on behalf of BondBloxx Private Credit CLO ETF, filed herewith.

(e)	Underwriting Contracts

(1)	Distribution Agreement, incorporated by reference to Post-Effective Amendment No. 36 to the Registrant’s Registration Statement on Form N-1A filed on February 28, 2024.

(2)	First Amendment to the Distribution Agreement, incorporated by reference to Post-Effective Amendment No. 36 to the Registrant’s Registration Statement on Form N-1A filed on February 28, 2024.

(3)	Second Amendment to Distribution Agreement, incorporated by reference to Post-Effective Amendment No. 36 to the Registrant’s Registration Statement on Form N-1A filed on February 28, 2024.

(4)	Third Amendment to Distribution Agreement, incorporated by reference to Post-Effective Amendment No. 36 to the Registrant’s Registration Statement on Form N-1A filed on February 28, 2024.

(5)	Form of Fourth Amendment to Distribution Agreement, incorporated by reference to Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A filed on January 16, 2024.

(6)	Form of Fifth Amendment to Distribution Agreement, incorporated by reference to Post-Effective Amendment No. 37 to the Registrant’s Registration Statement on Form N-1A filed on March 5, 2024.

(7)	Form of Sixth Amendment to Distribution Agreement, incorporated by reference to Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A filed on June 17, 2024.

(8)	Form of Seventh Amendment to Distribution Agreement, incorporated by reference to Post-Effective Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A filed on November 27, 2024.

(9)	Form of Eighth Amendment to Distribution Agreement, incorporated by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement on Form N-1A filed on March 5, 2025.

(f)	Not applicable.

(g)	Custodian Agreements

(1)	Custodian Agreement, incorporated by reference to Post-Effective Amendment No. 36 to the Registrant’s Registration Statement on Form N-1A filed on February 28, 2024.

(2)	Amendment to Custodian Agreement, incorporated by reference to Post-Effective Amendment No. 36 to the Registrant’s Registration Statement on Form N-1A filed on February 28, 2024.

(3)	Amendment to Custodian Agreement, incorporated by reference to Post-Effective Amendment No. 36 to the Registrant’s Registration Statement on Form N-1A filed on February 28, 2024.

(4)	Amendment to Custodian Agreement, incorporated by reference to Post-Effective Amendment No. 36 to the Registrant’s Registration Statement on Form N-1A filed on February 28, 2024.

(5)	Amendment to Custodian Agreement, incorporated by reference to Post-Effective Amendment No. 36 to the Registrant’s Registration Statement on Form N-1A filed on February 28, 2024.

(6)	Form of Amendment to Custodian Agreement, incorporated by reference to Post-Effective Amendment No. 32 filed on January 16, 2024.

(7)	Form of Amendment to Custodian Agreement, incorporated by reference to Post-Effective Amendment No. 37 to the Registrant’s Registration Statement on Form N-1A filed on March 5, 2024.

(8)	Form of Amendment to Custodian Agreement, incorporated by reference to Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A filed on June 17, 2024.

(9)	Form of Amendment to Custodian Agreement, incorporated by reference to Post-Effective Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A filed on November 27, 2024.

(10)	Form of Amendment to Custodian Agreement, incorporated by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement on Form N-1A filed on March 5, 2025.

(h)	Other Material Contracts

(1)	Transfer and Administrative Agency Agreement, incorporated by reference to Post-Effective Amendment No. 36 to the Registrant’s Registration Statement on Form N-1A filed on February 28, 2024.

(2)	Amendment to Transfer and Administrative Agency Agreement, incorporated by reference to Post-Effective Amendment No. 36 to the Registrant’s Registration Statement on Form N-1A filed on February 28, 2024.

(3)	Amendment to Transfer and Administrative Agency Agreement, incorporated by reference to Post-Effective Amendment No. 36 to the Registrant’s Registration Statement on Form N-1A filed on February 28, 2024.

(4)	Amendment to Transfer and Administrative Agency Agreement, incorporated by reference to Post-Effective Amendment No. 36 to the Registrant’s Registration Statement on Form N-1A filed on February 28, 2024.

(5)	Amendment to Transfer and Administrative Agency Agreement, incorporated by reference to Post-Effective Amendment No. 36 to the Registrant’s Registration Statement on Form N-1A filed on February 28, 2024.

(6)	Form of Transfer and Administrative Agency Agreement, incorporated by reference to Post-Effective Amendment No. 32 filed on January 16, 2024.

(7)	Form of Transfer and Administrative Agency Agreement, incorporated by reference to Post-Effective Amendment No. 37 to the Registrant’s Registration Statement on Form N-1A filed on March 5, 2024.

(8)	Form of Transfer and Administrative Agency Agreement, incorporated by reference to Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A filed on June 17, 2024.

(9)	Form of Transfer and Administrative Agency Agreement, incorporated by reference to Post-Effective Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A filed on November 27, 2024.

(10)	Form of Transfer and Administrative Agency Agreement, incorporated by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement on Form N-1A filed on March 5, 2025.

(11)	Form of Sublicense Agreement, incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A filed on December 8, 2021.

(12)	Form of Authorized Participant Agreement, incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A filed on December 8, 2021.

(13)	Form of Sublicense Agreement, incorporated by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement on Form N-1A filed on May 24, 2022.

(14)	Form of Sublicense Agreement, incorporated by reference to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A filed on June 27, 2022.

(15)	Form of Sublicense Agreement, incorporated by reference to Post-Effective Amendment No. 12 to the Registrant’s Registration Statement on Form N-1A filed on September 6, 2022.

(16)	Form of Fund of Funds Investment Agreement, incorporated by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A filed on July 17, 2023.

(17)	Funds of Funds Investment Agreement, dated as of January 23, 2023, between Unified Trust Series, and the Trust, incorporated by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A filed on July 17, 2023.

(18)	Fund of Funds Investment Agreement dated as of April 4, 2023, between Exchange Listed Funds Trust, and the Trust, incorporated by reference to Post-Effective Amendment No. 12 to the Registrant’s Registration Statement on Form N-1A filed on July 17, 2023.

(19)	Expense Limitation Agreement, incorporated by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A filed on July 17, 2023.

(i)	Legal Opinions

(1)	Opinion & Consent of Counsel, incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A filed on December 8, 2021.

(2)	Opinion & Consent of Counsel, incorporated by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement on Form N-1A filed on May 24, 2022.

(3)	Opinion & Consent of Counsel, incorporated by reference to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A filed on June 27, 2022.

(4)	Opinion & Consent of Counsel, incorporated by reference to Post-Effective Amendment No. 12 to the Registrant’s Registration Statement on Form N-1A filed on September 6, 2022.

(5)	Opinion & Consent of Counsel, incorporated by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A filed on July 17, 2023.

(6)	Opinion & Consent of Counsel, incorporated by reference to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A filed on January 16, 2024.

(7)	Opinion & Consent of Counsel, incorporated by reference to Post-Effective Amendment No. 37 to the Registrant’s Registration Statement on Form N-1A filed on March 5, 2024.

(8)	Opinion & Consent of Counsel, incorporated by reference to Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A filed on June 17, 2024.

(9)	Opinion & Consent of Counsel, incorporated by reference to Post-Effective Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A filed on November 27, 2024.

(10)	Opinion & Consent of Counsel, incorporated by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement on Form N-1A filed on March 5, 2025.

(j)	Other Opinions

(1)	Consent of Independent Registered Public Accounting Firm, to be filed by amendment.

(k)	Not applicable.

(l)	Purchase Agreement for Initial Capital, incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A filed on December 8, 2021.

(m)	Plan of Distribution, incorporated by reference to Post-Effective Amendment No. 59 to the Registrant’s Registration Statement on Form N-1A filed on February 28, 2025.

(n)	Not applicable.

(o)	Reserved

(p)	(1)	Code of Ethics of the Trust, incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A filed on December 8, 2021.

	(2)	Code of Ethics of BIM, incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A filed on December 8, 2021.

	(3)	Code of Ethics of Foreside Fund Services, LLC (the “Distributor”), incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A filed on December 8, 2021.

(4)	Code of Ethics of Income Research + Management, incorporated by reference to Post-Effective Amendment No. 37 to the Registrant’s Registration Statement on Form N-1A filed on March 5, 2024.

(5)	Code of Ethics of Macquarie Asset Management, incorporated by reference to Post-Effective Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A filed on November 27, 2024.

(6)	Code of Ethics of Income Research + Management, incorporated by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement on Form N-1A filed on March 5, 2025.

(q)	Powers of attorney, incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A filed on December 8, 2021.

ITEM 29.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

None.

ITEM 30.	INDEMNIFICATION

Reference is made to Article VII of the Registrant’s Amended and Restated Agreement and Declaration of Trust, which is Exhibit (a)(3) to this Registration Statement and which is incorporated herein by reference.

Reference is made to Section 6 of the Distribution Agreement between the Registrant and the Distributor, which is Exhibit (e)(1) to this Registration Statement and which is incorporated herein by reference.

Reference is made to Section 13 of the Authorized Participant Agreement between the Participant, Distributor, and Brown Brothers Harriman & Co., which is Exhibit (h)(3) to this Registration Statement and which is incorporated herein by reference.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking:

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to the trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, an officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 31.	BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

BondBloxx Investment Management Corporation, with a principal place of business located at 700 Larkspur Landing Circle, Suite 250, Larkspur, CA 94939, is the investment manager for the Registrant.

BIM has overall responsibility for the general management and administration of the Funds, provides an investment program for the Funds, and manages the investment of each Fund’s assets. For additional information, please see “Management” in PART A and “Trustees and Officers” in PART B of this Registration Statement.

Additional information as to BIM and the partners and executive officers of BIM is included in BIM’s Form ADV filed with the Commission (File No. 801-122836), which is incorporated herein by reference and sets forth the executive officers and partners of BIM and information as to any business, profession, vocation or employment or a substantial nature engaged in by those officers and partners during the past two years.

ITEM 32.	PRINCIPAL UNDERWRITERS

(a)	Foreside Fund Services, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	AB Active ETFs, Inc.
2.	ABS Long/Short Strategies Fund
3.	Absolute Shares Trust
4.	Adaptive Core ETF, Series of Collaborative Investment Series Trust
5.	AdvisorShares Trust
6.	AFA Multi-Manager Credit Fund
7.	AGF Investments Trust
8.	AIM ETF Products Trust
9.	Alexis Practical Tactical ETF, Series of Listed Funds Trust
10.	Alpha Intelligent - Large Cap Growth ETF, Series of Listed Funds Trust
11.	Alpha Intelligent - Large Cap Value ETF, Series of Listed Funds Trust
12.	AlphaCentric Prime Meridian Income Fund
13.	American Century ETF Trust
14.	Amplify ETF Trust
15.	Applied Finance Core Fund, Series of World Funds Trust
16.	Applied Finance Explorer Fund, Series of World Funds Trust
17.	Applied Finance Select Fund, Series of World Funds Trust
18.	ARK ETF Trust
19.	ASYMmetric ETFs Trust
20.	B.A.D. ETF, Series of Listed Funds Trust
21.	Bitwise Funds Trust
22.	Bluestone Community Development Fund
23.	BondBloxx ETF Trust
24.	Bramshill Multi-Strategy Income Fund, Series of Investment Managers Series Trust
25.	Bridgeway Funds, Inc.
26.	Brinker Capital Destinations Trust
27.	Brookfield Real Assets Income Fund Inc.
28.	Build Funds Trust
29.	Calamos Convertible and High Income Fund
30.	Calamos Convertible Opportunities and Income Fund
31.	Calamos Dynamic Convertible and Income Fund
32.	Calamos Global Dynamic Income Fund
33.	Calamos Global Total Return Fund
34.	Calamos Strategic Total Return Fund
35.	Carlyle Tactical Private Credit Fund
36.	Cboe Vest Bitcoin Strategy Managed Volatility Fund, Series of World Funds Trust
37.	Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund, Series of World Funds Trust
38.	Cboe Vest US Large Cap 10% Buffer Strategies Fund, Series of World Funds Trust
39.	Cboe Vest US Large Cap 10% Buffer VI Fund, Series of World Funds Trust
40.	Cboe Vest US Large Cap 20% Buffer Strategies Fund, Series of World Funds Trust
41.	Cboe Vest US Large Cap 20% Buffer VI Fund, Series of World Funds Trust
42.	Center Coast Brookfield MLP & Energy Infrastructure Fund
43.	Changebridge Capital Long/Short ETF, Series of Listed Funds Trust
44.	Changebridge Capital Sustainable Equity ETF, Series of Listed Funds Trust
45.	Clifford Capital Focused Small Cap Value Fund, Series of World Funds Trust
46.	Clifford Capital International Value Fund, Series of World Funds Trust
47.	Clifford Capital Partners Fund, Series of World Funds Trust
48.	Cliffwater Corporate Lending Fund
49.	Cliffwater Enhanced Lending Fund
50.	Cohen & Steers Infrastructure Fund, Inc.

51.	Convergence Long/Short Equity ETF, Series of Trust for Professional Managers
52.	CornerCap Small-Cap Value Fund, Series of Managed Portfolio Series
53.	CrossingBridge Pre-Merger SPAC ETF, Series of Trust for Professional Managers
54.	Curasset Capital Management Core Bond Fund, Series of World Funds Trust
55.	Curasset Capital Management Limited Term Income Fund, Series of World Funds Trust
56.	Davis Fundamental ETF Trust
57.	Defiance Daily Short Digitizing the Economy ETF, Series of ETF Series Solutions
58.	Defiance Digital Revolution ETF, Series of ETF Series Solutions
59.	Defiance Hotel, Airline, and Cruise ETF, Series of ETF Series Solutions
60.	Defiance Next Gen Connectivity ETF, Series of ETF Series Solutions
61.	Defiance Next Gen H2 ETF, Series of ETF Series Solutions
62.	Defiance Quantum ETF, Series of ETF Series Solutions
63.	Direxion Shares ETF Trust
64.	Dividend Performers ETF, Series of Listed Funds Trust
65.	Dodge & Cox Funds
66.	DoubleLine ETF Trust
67.	DoubleLine Opportunistic Credit Fund
68.	DoubleLine Yield Opportunities Fund
69.	Eaton Vance NextShares Trust
70.	Eaton Vance NextShares Trust II
71.	EIP Investment Trust
72.	Ellington Income Opportunities Fund
73.	Esoterica Thematic ETF Trust
74.	ETF Opportunities Trust
75.	Evanston Alternative Opportunities Fund
76.	Exchange Listed Funds Trust
77.	Fiera Capital Series Trust
78.	FlexShares Trust
79.	Forum Funds
80.	Forum Funds II
81.	Goose Hollow Tactical Allocation ETF, Series of Collaborative Investment Series Trust
82.	Grayscale Future of Finance ETF, Series of ETF Series Solutions
83.	Grizzle Growth ETF, Series of Listed Funds Trust
84.	Guinness Atkinson Funds
85.	Harbor ETF Trust
86.	Horizon Kinetics Blockchain Development ETF, Series of Listed Funds Trust
87.	Horizon Kinetics Inflation Beneficiaries ETF, Series of Listed Funds Trust
88.	IDX Funds
89.	Innovator ETFs Trust
90.	Ironwood Institutional Multi-Strategy Fund LLC
91.	Ironwood Multi-Strategy Fund LLC
92.	John Hancock Exchange-Traded Fund Trust
93.	Kelly Strategic ETF Trust
94.	LDR Real Estate Value-Opportunity Fund, Series of World Funds Trust
95.	LifeGoal Conservative Wealth Builder ETF, Series of Northern Lights Fund Trust II
96.	LifeGoal Home Down Payment ETF, Series of Northern Lights Fund Trust II
97.	LifeGoal Wealth Builder ETF, Series of Northern Lights Fund Trust II
98.	Mairs & Power Balanced Fund, Series of Trust for Professional Managers
99.	Mairs & Power Growth Fund, Series of Trust for Professional Managers
100.	Mairs & Power Minnesota Municipal Bond ETF, Series of Trust for Professional Managers
101.	Mairs & Power Small Cap Fund, Series of Trust for Professional Managers
102.	Manor Investment Funds
103.	Merk Stagflation ETF, Series of Listed Funds Trust
104.	Milliman Variable Insurance Trust
105.	Mindful Conservative ETF, Series of Collaborative Investment Series Trust

106.	Moerus Worldwide Value Fund, Series of Northern Lights Fund Trust IV
107.	Mohr Growth ETF, Series of Collaborative Investment Series Trust
108.	Morgan Creek-Exos Active SPAC Arbitrage ETF
109.	Morningstar Funds Trust
110.	OTG Latin American Fund, Series of World Funds Trust
111.	Overlay Shares Core Bond ETF, Series of Listed Funds Trust
112.	Overlay Shares Foreign Equity ETF, Series of Listed Funds Trust
113.	Overlay Shares Hedged Large Cap Equity ETF, Series of Listed Funds Trust
114.	Overlay Shares Large Cap Equity ETF, Series of Listed Funds Trust
115.	Overlay Shares Municipal Bond ETF, Series of Listed Funds Trust
116.	Overlay Shares Short Term Bond ETF, Series of Listed Funds Trust
117.	Overlay Shares Small Cap Equity ETF, Series of Listed Funds Trust
118.	Palmer Square Opportunistic Income Fund
119.	Partners Group Private Income Opportunities, LLC
120.	Performance Trust Mutual Funds, Series of Trust for Professional Managers
121.	Perkins Discovery Fund, Series of World Funds Trust
122.	Philotimo Focused Growth and Income Fund, Series of World Funds Trust
123.	Plan Investment Fund, Inc.
124.	PMC Funds, Series of Trust for Professional Managers
125.	Point Bridge America First ETF, Series of ETF Series Solutions
126.	Preferred-Plus ETF, Series of Listed Funds Trust
127.	Putnam ETF Trust
128.	Quaker Investment Trust
129.	Rareview Dynamic Fixed Income ETF, Series of Collaborative Investment Series Trust
130.	Rareview Inflation/Deflation ETF, Series of Collaborative Investment Series Trust
131.	Rareview Systematic Equity ETF, Series of Collaborative Investment Series Trust
132.	Rareview Tax Advantaged Income ETF, Series of Collaborative Investment Series Trust
133.	Renaissance Capital Greenwich Funds
134.	Revere Sector Opportunity ETF, Series of Collaborative Investment Series Trust
135.	Reynolds Funds, Inc.
136.	RiverNorth Enhanced Pre-Merger SPAC ETF, Series of Listed Funds Trust
137.	RiverNorth Patriot ETF, Series of Listed Funds Trust (f/k/a RiverNorth Volition America Patriot ETF)
138.	RMB Investors Trust
139.	Robinson Opportunistic Income Fund, Series of Investment Managers Series Trust
140.	Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust
141.	Roundhill Ball Metaverse ETF, Series of Listed Funds Trust
142.	Roundhill Cannabis ETF, Series of Listed Funds Trust
143.	Roundhill IO Digital Infrastructure ETF, Series of Listed Funds Trust
144.	Roundhill MEME ETF, Series of Listed Funds Trust
145.	Roundhill Sports Betting & iGaming ETF, Series of Listed Funds Trust
146.	Roundhill Video Games ETF, Series of Listed Funds Trust
147.	Rule One Fund, Series of World Funds Trust
148.	Salient MF Trust
149.	Securian AM Balanced Stabilization Fund, Series of Investment Managers Series Trust
150.	Securian AM Equity Stabilization Fund, Series of Investment Managers Series Trust
151.	Securian AM Real Asset Income Fund, Series of Investment Managers Series Trust
152.	SHP ETF Trust
153.	Six Circles Trust
154.	Sound Shore Fund, Inc.
155.	Sparrow Funds
156.	Spear Alpha ETF, Series of Listed Funds Trust
157.	STF Tactical Growth & Income ETF, Series of Listed Funds Trust
158.	STF Tactical Growth ETF, Series of Listed Funds Trust
159.	Strategy Shares
160.	Swan Hedged Equity US Large Cap ETF, Series of Listed Funds Trust

161.	Syntax ETF Trust
162.	Teucrium Agricultural Strategy No K-1 ETF, Series of Listed Funds Trust
163.	The Community Development Fund
164.	The Finite Solar Finance Fund
165.	The Private Shares Fund (f/k/a SharesPost 100 Fund)
166.	The SPAC and New Issue ETF, Series of Collaborative Investment Series Trust
167.	Third Avenue Trust
168.	Third Avenue Variable Series Trust
169.	Tidal ETF Trust
170.	Tidal Trust II
171.	TIFF Investment Program
172.	Timothy Plan High Dividend Stock Enhanced ETF, Series of The Timothy Plan
173.	Timothy Plan High Dividend Stock ETF, Series of The Timothy Plan
174.	Timothy Plan International ETF, Series of The Timothy Plan
175.	Timothy Plan US Large/Mid Cap Core ETF, Series of The Timothy Plan
176.	Timothy Plan US Large/Mid Core Enhanced ETF, Series of The Timothy Plan
177.	Timothy Plan US Small Cap Core ETF, Series of The Timothy Plan
178.	Total Fund Solution
179.	Touchstone ETF Trust
180.	TrueShares Eagle Global Renewable Energy Income ETF, Series of Listed Funds Trust
181.	TrueShares ESG Active Opportunities ETF, Series of Listed Funds Trust
182.	TrueShares Low Volatility Equity Income ETF, Series of Listed Funds Trust
183.	TrueShares Structured Outcome (April) ETF, Series of Listed Funds Trust
184.	TrueShares Structured Outcome (August) ETF, Series of Listed Funds Trust
185.	TrueShares Structured Outcome (December) ETF, Series of Listed Funds Trust
186.	TrueShares Structured Outcome (February) ETF, Series of Listed Funds Trust
187.	TrueShares Structured Outcome (January) ETF, Series of Listed Funds Trust
188.	TrueShares Structured Outcome (July) ETF, Series of Listed Funds Trust
189.	TrueShares Structured Outcome (June) ETF, Series of Listed Funds Trust
190.	TrueShares Structured Outcome (March) ETF, Series of Listed Funds Trust
191.	TrueShares Structured Outcome (May) ETF, Listed Funds Trust
192.	TrueShares Structured Outcome (November) ETF, Series of Listed Funds Trust
193.	TrueShares Structured Outcome (October) ETF, Series of Listed Funds Trust
194.	TrueShares Structured Outcome (September) ETF, Series of Listed Funds Trust
195.	TrueShares Technology, AI & Deep Learning ETF, Series of Listed Funds Trust
196.	U.S. Global Investors Funds
197.	Union Street Partners Value Fund, Series of World Funds Trust
198.	Variant Alternative Income Fund
199.	Variant Impact Fund
200.	VictoryShares Developed Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
201.	VictoryShares Dividend Accelerator ETF, Series of Victory Portfolios II
202.	VictoryShares Emerging Market High Div Volatility Wtd ETF, Series of Victory Portfolios II
203.	VictoryShares Emerging Markets Value Momentum ETF, Series of Victory Portfolios II
204.	VictoryShares International High Div Volatility Wtd ETF, Series of Victory Portfolios II
205.	VictoryShares International Value Momentum ETF, Series of Victory Portfolios II
206.	VictoryShares International Volatility Wtd ETF, Series of Victory Portfolios II
207.	VictoryShares NASDAQ Next 50 ETF, Series of Victory Portfolios II
208.	VictoryShares Protect America ETF, Series of Victory Portfolios II
209.	VictoryShares Top Veteran Employers ETF, Series of Victory Portfolios II
210.	VictoryShares US 500 Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
211.	VictoryShares US 500 Volatility Wtd ETF, Series of Victory Portfolios II
212.	VictoryShares US Discovery Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
213.	VictoryShares US EQ Income Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
214.	VictoryShares US Large Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II
215.	VictoryShares US Multi-Factor Minimum Volatility ETF, Series of Victory Portfolios II

216.	VictoryShares US Small Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II
217.	VictoryShares US Small Cap Volatility Wtd ETF, Series of Victory Portfolios II
218.	VictoryShares US Small Mid Cap Value Momentum ETF, Series of Victory Portfolios II
219.	VictoryShares US Value Momentum ETF, Series of Victory Portfolios II
220.	VictoryShares USAA Core Intermediate-Term Bond ETF, Series of Victory Portfolios II
221.	VictoryShares USAA Core Short-Term Bond ETF, Series of Victory Portfolios II
222.	VictoryShares WestEnd US Sector ETF, Series of Victory Portfolios II
223.	Walthausen Funds
224.	West Loop Realty Fund, Series of Investment Managers Series Trust
225.	WisdomTree Trust
226.	WST Investment Trust
227.	XAI Octagon Floating Rate & Alternative Income Term Trust

(b)	The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	111 E. Kilbourn Ave, Suite 2200, Milwaukee, WI 53202	President/Manager	None
Chris Lanza	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Kate Macchia	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Nanette K. Chern	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None
Kelly B. Whetstone	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None
Susan L. LaFond	111 E. Kilbourn Ave, Suite 2200, Milwaukee, WI 53202	Treasurer	None

(c)	Not applicable.

ITEM 33.	LOCATION OF ACCOUNTS AND RECORDS

Each account, book, or other document required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained as follows:

1.	BondBloxx ETF Trust 700 Larkspur Landing Circle, Suite 250 Larkspur, California 94939

2.	BondBloxx Investment Management Corporation 700 Larkspur Landing Circle, Suite 250 Larkspur, California 94939

3.	Brown Brothers Harriman & Co. 50 Post Office Square Boston, Massachusetts 02110

4.	Foreside Fund Services, LLC Three Canal Plaza, Suite 100 Portland, Maine 04101

ITEM 34.	MANAGEMENT SERVICES

Not applicable.

ITEM 35.	UNDERTAKINGS

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Larkspur and the State of California as of the 28th day of March, 2025.

BondBloxx ETF Trust

By:	/s/ Joanna Gallegos
Joanna Gallegos Chief Executive Officer, President, Secretary and Trustee

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities as indicated as of the 28th day of March, 2025.

Signature	Title

*	(Trustee)
Allan Eberhart

*	(Trustee)
David Lonergan

*	(Trustee)
Stephen Messinger

*	(Trustee)
H. Michael Williams

*	(Chief Executive Officer, President, Secretary and Trustee)
Joanna Gallegos

*	(Chief Financial Officer, Chief Accounting Officer, Vice President and Treasurer)
Tony Kelly

*By:	/s/ Joanna Gallegos
Joanna Gallegos
Attorney-in-Fact (Pursuant to a Power of Attorney)